                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
MID CAP GROWTH FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
MAY 31, 2010

RIVERSOURCE MID CAP GROWTH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   26

Statement of Operations............   27

Statements of Changes in Net
  Assets...........................   28

Financial Highlights...............   29

Notes to Financial Statements......   34

Approval of Investment Management
  Services Agreement...............   50

Proxy Voting.......................   53




--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Mid Cap Growth Fund (the Fund) Class A shares increased 9.21%
  (excluding sales charge) for the six months ended May 31, 2010.

> The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index, which rose 9.65% for the same period.

> The Fund outperformed its peer group, represented by the Lipper Mid-Cap Growth
  Funds Index, which increased 8.51% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2010)
--------------------------------------------------------------------------------


                                6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
RiverSource Mid Cap Growth
  Fund
  Class A (excluding sales
  charge)                         +9.21%   +27.31%   -2.00%   +3.76%   +2.17%
------------------------------------------------------------------------------
Russell Midcap Growth Index(1)
  (unmanaged)                     +9.65%   +30.14%   -6.03%   +3.09%   -0.34%
------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds
  Index(2)                        +8.51%   +29.60%   -4.70%   +4.60%   -0.18%
------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  6/4/57)                   +9.21%   +27.31%   -2.00%   +3.76%   +2.17%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +8.84%   +26.38%   -2.75%   +2.96%   +1.38%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +8.82%   +26.55%   -2.70%   +2.99%     N/A      +0.30%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +9.52%   +27.94%   -1.53%   +4.25%     N/A      +3.86%
-------------------------------------------------------------------------------------
Class R2 (inception
  3/15/10)                    N/A       N/A      N/A      N/A      N/A      -4.29%*
-------------------------------------------------------------------------------------
Class R3 (inception
  3/15/10)                    N/A       N/A      N/A      N/A      N/A      -4.19%*
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +9.39%   +27.57%   -1.78%   +3.98%   +2.35%       N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  3/15/10)                    N/A       N/A      N/A      N/A      N/A      -4.17%*
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  6/4/57)                   +2.93%   +19.99%   -3.91%   +2.54%   +1.56%       N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +3.84%   +21.38%   -3.53%   +2.72%   +1.38%       N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +7.82%   +25.55%   -2.70%   +2.99%     N/A      +0.30%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
                    X     Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

Investments in mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at May 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     11.4%
------------------------------------------------
Consumer Staples                            2.8%
------------------------------------------------
Energy                                      9.8%
------------------------------------------------
Financials                                  5.6%
------------------------------------------------
Health Care                                14.4%
------------------------------------------------
Industrials                                18.3%
------------------------------------------------
Information Technology                     26.9%
------------------------------------------------
Materials                                   7.8%
------------------------------------------------
Telecommunication Services                  0.9%
------------------------------------------------
Utilities                                   0.4%
------------------------------------------------
Other(2)                                    1.7%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at May 31, 2010)
---------------------------------------------------------------------

TIBCO Software, Inc.                        4.0%
------------------------------------------------
PMC -- Sierra, Inc.                         3.4%
------------------------------------------------
DryShips, Inc.                              2.8%
------------------------------------------------
Formfactor, Inc.                            1.3%
------------------------------------------------
Gen-Probe, Inc.                             1.3%
------------------------------------------------
Ciena Corp.                                 1.3%
------------------------------------------------
Haemonetics Corp.                           1.3%
------------------------------------------------
Select Medical Holdings Corp.               1.3%
------------------------------------------------
OpenTable, Inc.                             1.2%
------------------------------------------------
Yamana Gold, Inc.                           1.2%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                DEC. 1, 2009(a)   MAY 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,092.10        $ 6.87         1.34%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.95        $ 6.63         1.34%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,088.40        $10.81         2.11%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,014.17        $10.42         2.11%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,088.20        $10.75         2.10%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,014.22        $10.37         2.10%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,095.20        $ 4.47          .87%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.25        $ 4.31          .87%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  957.10        $ 3.25         1.64%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.48        $ 8.11         1.64%
--------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  958.10        $ 2.76         1.39%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.70        $ 6.88         1.39%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,093.90        $ 6.06         1.18%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.73        $ 5.84         1.18%


--------------------------------------------------------------------------------
8  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                DEC. 1, 2009(a)   MAY 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  958.30        $ 1.73          .87%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.25        $ 4.31          .87%
--------------------------------------------------------------------------------------------



(a) The beginning account values for Classes R2, R3, and R5 are as of March 15, 2010 (when shares of these classes became publicly available) for actual expense calculations, and as of Dec. 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Actual expenses for Classes R2, R3 and R5 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 74/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended May 31, 2010: +9.21% for Class A, +8.84% for Class B, +8.82% for Class C, +9.52% for Class I and 9.39% for Class R4.
(d) Based on the actual return for the period from March 15, 2010 (when shares became publicly available) to May 31, 2010: -4.29% for Class R2, -4.19% for Class R3 and -4.17% for Class R5.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts Corp.                                43,339            $5,057,661
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
Expeditors International of Washington, Inc.            238,555             9,110,415
-------------------------------------------------------------------------------------

AIRLINES (0.9%)
Delta Air Lines, Inc.                                   404,220(b,d)        5,489,308
US Airways Group, Inc.                                  443,410(b)          3,915,310
                                                                      ---------------
Total                                                                       9,404,618
-------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Heckmann Corp.                                          617,427(b)          3,297,060
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Alexion Pharmaceuticals, Inc.                           130,195(b)          6,513,656
BioMarin Pharmaceutical, Inc.                           508,294(b,d)        9,921,898
Cephalon, Inc.                                           64,652(b,d)        3,805,417
Dendreon Corp.                                          100,939(b)          4,380,753
Vertex Pharmaceuticals, Inc.                            166,610(b,d)        5,763,040
                                                                      ---------------
Total                                                                      30,384,764
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
Affiliated Managers Group, Inc.                          67,320(b,d)        4,823,478
Blackstone Group LP                                     331,588             3,531,412
E*TRADE Financial Corp.                               4,989,011(b)          7,383,737
optionsXpress Holdings, Inc.                            197,004(b,d)        3,161,914
T Rowe Price Group, Inc.                                 83,433(d)          4,131,602
                                                                      ---------------
Total                                                                      23,032,143
-------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Ecolab, Inc.                                            221,756(d)         10,473,536
Huntsman Corp.                                          485,204             4,842,336
                                                                      ---------------
Total                                                                      15,315,872
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Marshall & Ilsley Corp.                                 271,701             2,214,363
Regions Financial Corp.                                 284,799(d)          2,173,016
Zions Bancorporation                                     90,409             2,165,296
                                                                      ---------------
Total                                                                       6,552,675
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.7%)
Alcatel-Lucent, ADR                                   1,736,010(b,c)        4,461,546
BigBand Networks, Inc.                                3,197,913(b,d)        9,114,052
Brocade Communications Systems, Inc.                  1,719,664(b)          9,372,169
Ciena Corp.                                             897,102(b,d)       13,967,878
CommScope, Inc.                                         166,935(b,d)        4,707,567
Finisar Corp.                                           378,276(b,d)        5,749,795
Infinera Corp.                                        1,224,362(b)          8,619,508
Juniper Networks, Inc.                                  283,890(b,d)        7,557,152
ORBCOMM, Inc.                                         1,612,299(b)          3,272,967
Tellabs, Inc.                                           503,170             4,528,530
                                                                      ---------------
Total                                                                      71,351,164
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
STEC, Inc.                                              438,918(b,d)        5,302,129
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.3%)
EMCOR Group, Inc.                                       322,420(b,d)        8,050,827
Fluor Corp.                                             164,495             7,718,105
Foster Wheeler AG                                       136,854(b,c)        3,285,865
Quanta Services, Inc.                                   582,012(b,d)       12,065,109
The Shaw Group, Inc.                                    111,829(b)          3,814,487
                                                                      ---------------
Total                                                                      34,934,393
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
Martin Marietta Materials, Inc.                          84,386(d)          7,867,306
Vulcan Materials Co.                                    108,968(d)          5,500,705
                                                                      ---------------
Total                                                                      13,368,011
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED CONSUMER SERVICES (0.5%)
DeVry, Inc.                                              47,028(d)         $2,703,640
ITT Educational Services, Inc.                           27,141(b,d)        2,739,612
                                                                      ---------------
Total                                                                       5,443,252
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
IntercontinentalExchange, Inc.                           81,723(b,d)        9,490,492
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
PPL Corp.                                               172,836             4,460,897
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.5%)
American Superconductor Corp.                           162,431(b,d)        4,980,134
Energy Conversion Devices, Inc.                         660,967(b,d)        3,671,672
Evergreen Solar, Inc.                                 3,152,354(b,d)        2,994,736
First Solar, Inc.                                        92,438(b,d)       10,386,335
JA Solar Holdings Co., Ltd., ADR                        681,028(b,c,d)      3,316,606
Real Goods Solar, Inc., Class A                         764,123(b)          2,674,431
SunPower Corp., Class A                                 251,393(b,d)        3,325,929
Suntech Power Holdings Co., Ltd., ADR                   270,880(b,c,d)      2,735,888
Yingli Green Energy Holding Co., Ltd., ADR              335,601(b,c,d)      3,074,105
                                                                      ---------------
Total                                                                      37,159,836
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Brightpoint, Inc.                                        48,392(b,d)          359,553
Itron, Inc.                                              98,295(b,d)        6,552,344
                                                                      ---------------
Total                                                                       6,911,897
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.5%)
Cameron International Corp.                              79,370(b)          2,873,194
Diamond Offshore Drilling, Inc.                          64,275(d)          4,055,753
Ensco PLC, ADR                                          161,938(c)          6,056,480
Hercules Offshore, Inc.                               1,763,380(b,d)        5,501,746
Oceaneering International, Inc.                          45,320(b)          2,096,956
Weatherford International Ltd.                          425,772(b,c)        6,011,901
                                                                      ---------------
Total                                                                      26,596,030
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
BJ's Wholesale Club, Inc.                               199,898(b)          8,009,913
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
HJ Heinz Co.                                             90,231(d)          3,986,406
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
AGA Medical Holdings, Inc.                              393,360(b)          5,530,642
CR Bard, Inc.                                            81,942(d)          6,634,844
Gen-Probe, Inc.                                         318,987(b,d)       14,022,668
Haemonetics Corp.                                       246,773(b,d)       13,310,936
Hologic, Inc.                                           476,496(b,d)        7,099,790
Hospira, Inc.                                           106,744(b)          5,557,093
Masimo Corp.                                            191,079(d)          4,230,489
                                                                      ---------------
Total                                                                      56,386,462
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen Corp.                                 121,914(d)          3,813,470
Emdeon, Inc., Class A                                   335,878(b,d)        4,541,071
Laboratory Corp of America Holdings                      42,121(b)          3,184,769
Mednax, Inc.                                            104,583(b,d)        5,914,169
Select Medical Holdings Corp.                         1,639,034(b,d)       13,276,174
WellCare Health Plans, Inc.                             290,872(b,d)        7,929,171
                                                                      ---------------
Total                                                                      38,658,824
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOTELS, RESTAURANTS & LEISURE (2.3%)
International Game Technology                           153,558(d)         $3,005,130
Marriott International, Inc., Class A                    80,705(d)          2,699,576
Melco Crown Entertainment Ltd., ADR                     870,261(b,c,d)      3,733,420
Panera Bread Co., Class A                                42,597(b,d)        3,443,116
Scientific Games Corp., Class A                         909,766(b,d)        9,297,808
Starwood Hotels & Resorts Worldwide, Inc.                44,315(d)          2,049,569
                                                                      ---------------
Total                                                                      24,228,619
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Harman International Industries, Inc.                   135,317(b)          4,370,739
KB Home                                                 219,636(d)          3,180,329
Pulte Group, Inc.                                       287,391(b,d)        3,201,536
                                                                      ---------------
Total                                                                      10,752,604
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Clorox Co.                                               90,585(d)          5,690,550
-------------------------------------------------------------------------------------

INSURANCE (1.7%)
Hartford Financial Services Group, Inc.                 365,374(d)          9,159,927
Principal Financial Group, Inc.                         333,865(d)          9,077,789
                                                                      ---------------
Total                                                                      18,237,716
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
priceline.com, Inc.                                      18,946(b,d)        3,621,717
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.5%)
Akamai Technologies, Inc.                                90,271(b,d)        3,585,564
Limelight Networks, Inc.                              2,309,923(b,d)       10,025,066
OpenTable, Inc.                                         315,483(b,d,e)     13,038,912
                                                                      ---------------
Total                                                                      26,649,542
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Paychex, Inc.                                           143,427(d)          4,093,407
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Leapfrog Enterprises, Inc.                              446,927(b)          2,315,082
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina, Inc.                                          163,600(b,d)        6,877,744
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Badger Meter, Inc.                                       80,418(d)          3,182,140
Flowserve Corp.                                          33,793             3,213,714
Joy Global, Inc.                                         90,752             4,628,352
Kennametal, Inc.                                        204,791             5,777,155
Terex Corp.                                             178,261(b,d)        3,878,959
                                                                      ---------------
Total                                                                      20,680,320
-------------------------------------------------------------------------------------

MARINE (4.3%)
Diana Shipping, Inc.                                    471,961(b,c,d)      6,399,791
DryShips, Inc.                                        6,061,378(b,c,d)     29,155,228
Genco Shipping & Trading Ltd.                           510,496(b,d)        9,714,739
                                                                      ---------------
Total                                                                      45,269,758
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Sirius XM Radio, Inc.                                 6,084,214(b,d)        6,266,740
-------------------------------------------------------------------------------------

METALS & MINING (5.1%)
AK Steel Holding Corp.                                  383,557             5,738,013
Alcoa, Inc.                                             829,122(d)          9,650,980
Cliffs Natural Resources, Inc.                           64,414             3,598,166
Freeport-McMoRan Copper & Gold, Inc.                     41,495             2,906,725
Kinross Gold Corp.                                      638,873(c)         10,995,004
Steel Dynamics, Inc.                                    226,278             3,319,498
United States Steel Corp.                               122,014(d)          5,760,281
Yamana Gold, Inc.                                     1,125,224(c)         12,107,410
                                                                      ---------------
Total                                                                      54,076,077
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Nordstrom, Inc.                                          97,370(d)          3,865,589
Saks, Inc.                                              296,721(b,d)        2,723,899
                                                                      ---------------
Total                                                                       6,589,488
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (7.3%)
Alpha Natural Resources, Inc.                           107,581(b)         $4,127,883
Arch Coal, Inc.                                         176,174(d)          3,796,550
Clean Energy Fuels Corp.                                287,711(b)          4,292,648
Consol Energy, Inc.                                     201,561             7,352,945
Crude Carriers Corp.                                    534,240(b,c)        8,734,824
Denbury Resources, Inc.                                 204,116(b)          3,357,708
El Paso Corp.                                           710,674             8,059,043
Frontier Oil Corp.                                      656,778(d)          9,135,783
Petrohawk Energy Corp.                                  291,588(b,d)        5,607,237
Range Resources Corp.                                    62,256(d)          2,798,407
Tesoro Corp.                                            489,690(d)          5,729,373
The Williams Companies, Inc.                            261,612             5,166,837
Western Refining, Inc.                                1,813,341(b,d)        9,538,175
                                                                      ---------------
Total                                                                      77,697,413
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.                                     199,807             5,292,887
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
Auxilium Pharmaceuticals, Inc.                          165,379(b,d)        4,759,608
Mylan, Inc.                                             330,920(b,d)        6,433,085
Shire PLC, ADR                                          145,605(c,d)        8,912,481
                                                                      ---------------
Total                                                                      20,105,174
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Con-way, Inc.                                           253,425             8,621,517
Landstar System, Inc.                                   179,902             7,545,090
Ryder System, Inc.                                       68,685             3,086,704
                                                                      ---------------
Total                                                                      19,253,311
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.3%)
Altera Corp.                                            296,726(d)          6,993,832
Analog Devices, Inc.                                     95,141(d)          2,775,263
Broadcom Corp., Class A                                 186,179(d)          6,426,899
Formfactor, Inc.                                      1,091,683(b,d)       14,049,960
KLA-Tencor Corp.                                        142,236             4,376,602
Lam Research Corp.                                      101,403(b)          3,839,118
Marvell Technology Group Ltd.                            57,950(b,c)        1,099,891
Mellanox Technologies Ltd.                              365,805(b,c)        8,504,966
MEMC Electronic Materials, Inc.                         295,398(b,d)        3,352,767
NVIDIA Corp.                                            518,518(b,d)        6,813,327
PMC -- Sierra, Inc.                                   4,416,328(b)         35,772,258
Xilinx, Inc.                                            166,861(d)          4,079,751
                                                                      ---------------
Total                                                                      98,084,634
-------------------------------------------------------------------------------------

SOFTWARE (6.9%)
Intuit, Inc.                                             61,627(b,d)        2,202,549
McAfee, Inc.                                            168,295(b)          5,351,781
NetSuite, Inc.                                          298,065(b,d)        4,196,755
Novell, Inc.                                            905,244(b)          5,277,573
Symantec Corp.                                          718,741(b)         10,184,560
TIBCO Software, Inc.                                  3,700,836(b,d)       42,226,539
VMware, Inc., Class A                                    49,939(b,d)        3,306,461
                                                                      ---------------
Total                                                                      72,746,218
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.5%)
American Eagle Outfitters, Inc.                         431,134             5,647,855
Bed Bath & Beyond, Inc.                                  99,188(b,d)        4,450,566
Dick's Sporting Goods, Inc.                             233,543(b,d)        6,658,311
GameStop Corp., Class A                                 331,771(b,d)        7,561,061
Office Depot, Inc.                                    1,442,608(b)          8,367,126
PetSmart, Inc.                                          156,353             4,965,771
rue21, Inc.                                             232,945(b)          7,908,483
Tiffany & Co.                                           119,248             5,417,437
TJX Companies, Inc.                                     102,845             4,675,334
Urban Outfitters, Inc.                                   61,586(b,d)        2,235,572
                                                                      ---------------
Total                                                                      57,887,516
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach, Inc.                                             110,303(d)          4,534,556
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
MGIC Investment Corp.                                   244,106(b)          2,284,832
-------------------------------------------------------------------------------------

TOBACCO (0.4%)
Lorillard, Inc.                                          55,870             3,994,146
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Fastenal Co.                                            124,651            $6,287,396
RSC Holdings, Inc.                                      536,019(b,d)        3,918,299
United Rentals, Inc.                                    243,704(b,d)        2,961,004
                                                                      ---------------
Total                                                                      13,166,699
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp., Class A                           120,688(b)          4,891,485
NII Holdings, Inc.                                      121,009(b)          4,413,198
                                                                      ---------------
Total                                                                       9,304,683
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,043,465,431)                                                 $1,043,916,347
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.218%             17,825,394(f)        $17,825,394
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,825,394)                                                       $17,825,394
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (28.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.8%)
Antalis US Funding
 06-04-10                            0.430%          $9,999,164            $9,999,164
Rheingold Securitization
 06-25-10                            0.370            4,997,431             4,997,431
 06-28-10                            0.350            4,996,937             4,996,937
Rhein-Main Securitisation
 06-28-10                            0.350            9,993,875             9,993,875
                                                                      ---------------
Total                                                                      29,987,407
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (19.6%)
Banco di Brescia
 06-16-10                            0.460            2,498,053             2,498,053
Bank of Tokyo Securities
 06-24-10                            0.370            9,996,815             9,996,815
Banque et Caisse d'Epargne de l'Etat
 06-21-10                            0.410            7,497,353             7,497,353
Banque Federative du Credit Mutuel
 06-03-10                            0.375            4,995,213             4,995,213
 07-30-10                            0.530            4,993,310             4,993,310
Barclays Bank
 08-31-10                            0.454            7,000,000             7,000,000
BNP Paribas
 10-15-10                            0.407           16,000,000            16,000,000
Caisse des Depots
 07-26-10                            0.400            7,494,754             7,494,754
Clydesdale Bank
 06-11-10                            0.350            5,000,000             5,000,000
 06-17-10                            0.350            5,000,000             5,000,000
 06-21-10                            0.360            4,000,000             4,000,000
Credit Agricole
 10-12-10                            0.410           11,000,000            11,000,000
Credit Suisse
 06-18-10                            0.460            2,000,000             2,000,000
 06-28-10                            0.370           10,000,000            10,000,000
Dexia Credit Local
 06-04-10                            0.380            3,000,000             3,000,000
 06-28-10                            0.700            5,000,044             5,000,044
Erste Bank der Oesterreichischen Sparkassen
 06-01-10                            0.400            4,999,611             4,999,611
KBC Bank
 06-07-10                            0.390            5,000,000             5,000,000
Landeskreditbank Baden-Wuerttemberg-Foerderbank
 06-24-10                            0.350            5,000,000             5,000,000
Macquarie Bank
 06-01-10                            0.400            4,999,611             4,999,611
 06-02-10                            0.400            4,999,611             4,999,611
Natixis
 06-18-10                            0.400            4,998,278             4,998,278
 07-01-10                            0.360            7,495,278             7,495,278
Norinchukin Bank
 08-25-10                            0.550           10,000,000            10,000,000
NyKredit Bank
 06-22-10                            0.380            5,000,000             5,000,000
 06-28-10                            0.550            5,000,000             5,000,000
Overseas Chinese Banking Corp.
 08-06-10                            0.420            5,000,000             5,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Rabobank Group
 10-27-10                            0.404%          $8,000,000            $8,000,000
 11-03-10                            0.355            8,000,000             8,000,000
Unicredit BK
 07-02-10                            0.400            5,000,000             5,000,000
 07-12-10                            0.420            3,000,000             3,000,000
Westpack Banking
 11-03-10                            0.318           10,000,000            10,000,000
 11-04-10                            0.318            5,000,000             5,000,000
                                                                      ---------------
Total                                                                     206,967,931
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.1%)
Toyota Motor Credit
 06-28-10                            0.350            4,996,306             4,996,306
 08-23-10                            0.531            6,990,004             6,990,004
                                                                      ---------------
Total                                                                      11,986,310
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (5.3%)(g)
BNP Paribas Securities
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $23,622,670                         0.210           23,622,118            23,622,118
Goldman Sachs
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $5,000,150                          0.270            5,000,000             5,000,000
Mizuho Securities USA
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $5,000,128                          0.230            5,000,000             5,000,000
Morgan Stanley
 dated 01-21-10, matures 06-28-10,
 repurchase price
 $8,002,893                          0.420            8,000,000             8,000,000
Morgan Stanley
 dated 03-04-10, matures 06-28-10,
 repurchase price
 $5,002,024                          0.470            5,000,000             5,000,000
Morgan Stanley
 dated 04-15-10, matures 06-28-10,
 repurchase price
 $10,003,617                         0.420           10,000,000            10,000,000
                                                                      ---------------
Total                                                                      56,622,118
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $305,563,766)                                                     $305,563,766
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,366,854,591)(h)                                              $1,367,305,507
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT MAY 31, 2010



                                NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER             PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(a)
---------------------------------------------------------------------------------------
OpenTable, Inc.       Call         318        $45.00    $32,156    June 2010    $31,800



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2010, the value of foreign securities, excluding short-term securities, represented 11.18% of net assets.

(d) At May 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At May 31, 2010, securities valued at $1,314,294 were held to cover open call options written. See Note 3 and Note 8 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BNP PARIBAS SECURITIES (0.210%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                 $17,178,549
Freddie Mac Gold Pool                             6,916,012
-----------------------------------------------------------
Total market value of collateral securities     $24,094,561
-----------------------------------------------------------


GOLDMAN SACHS (0.270%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY               $2,300,000
Natixis/New York NY                               2,732,215
Standard Chartered Banking                          217,785
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MIZUHO SECURITIES USA (0.230%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Grantor Trust                             $3,553
Fannie Mae Pool                                     359,039
Fannie Mae REMICS                                 2,722,903
Fannie Mae Whole Loan                                10,117
FHLMC Structured Pass Through Securities              6,733
Freddie Mac Non Gold Pool                            94,529
Freddie Mac REMICS                                1,352,218
Government National Mortgage Association            550,908
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------


MORGAN STANLEY (0.420%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Abbot Laboratories                                 $304,629
Amsterdam Funding Corp                                4,232
Atlantic Asset Securities                            66,877
Australia & New Zealand Banking Group Ltd             9,411
Autobahn Funding Co LLC                             487,932
Brown-Forman Corp                                    32,538
BTM Capital Corp                                     23,528
Can Ast & Can Ltd                                   405,869
Colonial Pipeline Co                                  3,012
Concord Min Cptl Co                                  63,435
Crown Point Cap Co                                   32,929
DNB NOR Bank                                        225,857
Ebury Finance Ltd                                   296,199
Emerson Electric Co                                  79,371
Enterprise Funding Co                                   141
Fannie Mae Discount Notes                           940,329
Freddie Mac Discount Notes                          610,527
Gotham Funding Corp                                     311
Grampian Funding LLC                                200,955
Grampian Funding Ltd/LLC                            291,941
Halkin Finance LLC                                  210,559
Intesa Funding LLC                                  277,731
Legacy Capital Company                               28,225
Lexington Parker Cap Corp                            28,225
LMA LMA Americas                                    631,011
Manhattan Asset Funding                             307,755
Market St Funding Corp                                3,454
Metlife Short Term Funding LLC                      129,638
Nationwide Building Society                          51,434
Paradigm Funding LLC                                335,024


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.420%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Romulus Funding Corp                               $168,912
Scaldis & Scaldis                                   394,647
Sheffield Receivable                                173,926
Silver Tower U S Funding LLC                        141,762
Silver Tower US Fund                                788,516
Straight-A Funding LLC                                   19
Surrey Funding Corp                                 214,814
Thames Asset Global Securitization                  309,746
Victory Receivables Corporate                         2,748
White Point Funding Inc                              76,221
-----------------------------------------------------------
Total market value of collateral securities      $8,354,390
-----------------------------------------------------------


MORGAN STANLEY (0.470%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Access Group Inc                                    $97,148
Accredited Mortgage Loan Trust                       20,806
ACE Securities Corp                                  14,316
Aegis Asset Backed Securities Trust                   5,866
American Express Credit Account Master Trust          2,413
American Home Mortgage Investment Trust               5,733
AmeriCredit Automobile Receivables Trust              2,167
Ameriquest Mortgage Securities Inc                        2
Asset Backed Funding Certificates                     9,806
BA Credit Card Trust                                  1,478
Banc of America Commercial Mortgage Inc              60,407
Banc of America Large Loan Inc                       62,625
Bank of America Auto Trust                           17,133
Bank One Issuance Trust                                 696
Bear Stearns Adjustable Rate Mortgage Trust          20,565
Bear Stearns Commercial Mortgage Securities             107
Brazos Higher Education Authority                    36,548
Capital One Multi-Asset Execution Trust              12,219
Capital One Prime Auto Receivables Trust              2,230
Chase Issuance Trust                                 16,752
Citibank Credit Card Issuance Trust                  99,064
Citigroup Commercial Mortgage Trust                 123,852
Citigroup Mortgage Loan Trust Inc                     7,482
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                              84,686
College Loan Corp Trust                               3,054
Collegiate Funding Services Education Loan
  Trust I                                             1,973
Commercial Mortgage Asset Trust                      33,170
Commercial Mortgage Pass Through Certificates       124,448


--------------------------------------------------------------------------------
18  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.470%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Conseco Finance                                      $3,037
Countrywide Asset-Backed Certificates                11,322
Countrywide Home Loan Mortgage Pass Through
  Trust                                                 439
Credit Suisse First Boston Mortgage
  Securities Corp                                       822
Credit Suisse Mortgage Capital Certificates         123,001
Credit Suisse/Morgan Stanley Commercial
  Mortgage Certificate                               27,382
Crusade Global Trust                                  1,292
Daimler Chrysler Auto Trust                          10,025
DFR Middle Market CLO Ltd                           138,495
Discover Card Master Trust I                         55,797
Education Funding Capital Trust I                   124,522
Equifirst Mortgage Loan Trust                           987
Equity One ABS Inc                                    5,437
Fannie Mae Discount Notes                           655,247
Fannie Mae REMICS                                    32,233
Fannie Mae Whole Loan                                80,399
Federal Home Loan Bank Discount Notes               497,316
Federal National Mortgage Association                68,181
Financial Asset Securities Corp AAA Trust             4,294
First Franklin Mortgage Loan Asset Backed
  Certificates                                           36
Ford Credit Auto Owner Trust                            151
Franklin Auto Trust                                     864
Freddie Mac Discount Notes                          279,583
GCO Education Loan Funding Trust                      7,767
GE Business Loan Trust                               16,881
GE Dealer Floorplan Master Note Trust                 4,977
GE Equipment Midticket LLC                            1,614
G-FORCE                                              34,777
GMAC Commercial Mortgage Securities Inc              86,178
Gracechurch Mortgage Financing PLC                       70
Gramercy Real Estate CDO                            275,262
Granite Master Issuer PLC                            87,065
Granite Mortgages PLC                                 4,130
Greenwich Capital Commercial Funding Corp               111
GS Mortgage Securities Corp II                      116,865
Harley-Davidson Motorcycle Trust                      1,212
Home Equity Asset Trust                                 146
Homebanc Mortgage Trust                               2,341
HSBC Home Equity Loan Trust                          37,086
Impac Secured Assets CMN Owner Trust                  3,445
JP Morgan Chase Commercial Mortgage
  Securities Corp                                    71,540
LB-UBS Commercial Mortgage Trust                     13,358
Leafs CDO I Ltd                                     214,580
MBNA Credit Card Master Note Trust                  307,125


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.470%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Medallion Trust                                        $963
Merrill Lynch Floating Trust                         35,998
Merrill Lynch Mortgage Trust                         91,147
Morgan Stanley ABS Capital I                         17,691
Morgan Stanley Capital I                              6,022
Morgan Stanley Dean Witter Capital I                    595
Nelnet Education Loan Funding Inc                    27,972
Nelnet Student Loan Trust                                53
New Valley Generation III                            10,590
Nissan Auto Lease Trust                              47,050
Northstar Education Finance Inc                      51,061
Option One Mortgage Loan Trust                          936
Origen Manufactured Housing                           6,431
Paragon Mortgages PLC                                 3,590
Pennsylvania Higher Education Assistance
  Agency                                             13,331
RMAC PLC                                              6,736
Sargas CLO Ltd                                        1,041
Saxon Asset Securities Trust                         24,303
Sierra CLO I Ltd                                      1,623
SLC Student Loan Trust                                1,345
SLM Student Loan Trust                               43,829
Structured Asset Investment Loan Trust                7,848
Structured Asset Mortgage Investments Inc            34,071
Superannuation Members Home Loans Global Fund         2,422
Terwin Mortgage Trust                                   678
USAA Auto Owner Trust                                    23
Volkswagen Auto Lease Trust                           3,947
Volkswagen Auto Loan Enhanced Trust                     757
Wachovia Auto Loan Owner Trust                        1,396
Wachovia Auto Owner Trust                             2,114
Wachovia Bank Commercial Mortgage Trust             437,581
WaMu Mortgage Pass Through Certificates               9,851
Wells Fargo Mortgage Backed Securities Trust         35,085
Westpac Securitisation Trust                            342
-----------------------------------------------------------
Total market value of collateral securities      $5,202,560
-----------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.420%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Abbot Laboratories                                 $380,786
Amsterdam Funding Corp                                5,290
Atlantic Asset Securities                            83,597
Australia & New Zealand Banking Group Ltd            11,764
Autobahn Funding Co LLC                             609,915
Brown-Forman Corp                                    40,673
BTM Capital Corp                                     29,410
Can Ast & Can Ltd                                   507,337
Colonial Pipeline Co                                  3,765
Concord Min Cptl Co                                  79,294
Crown Point Cap Co                                   41,161
DNB NOR Bank                                        282,322
Ebury Finance Ltd                                   370,248
Emerson Electric Co                                  99,214
Enterprise Funding Co                                   176
Fannie Mae Discount Notes                         1,175,412
Freddie Mac Discount Notes                          763,159
Gotham Funding Corp                                     388
Grampian Funding LLC                                251,193
Grampian Funding Ltd/LLC                            364,926
Halkin Finance LLC                                  263,198
Intesa Funding LLC                                  347,164
Legacy Capital Company                               35,281
Lexington Parker Cap Corp                            35,281
LMA LMA Americas                                    788,764
Manhattan Asset Funding                             384,694
Market St Funding Corp                                4,317
Metlife Short Term Funding LLC                      162,047
Nationwide Building Society                          64,292
Paradigm Funding LLC                                418,780
Romulus Funding Corp                                211,140
Scaldis & Scaldis                                   493,309
Sheffield Receivable                                217,407
Silver Tower U S Funding LLC                        177,202
Silver Tower US Fund                                985,645
Straight-A Funding LLC                                   24
Surrey Funding Corp                                 268,518
Thames Asset Global Securitization                  387,182
Victory Receivables Corporate                         3,435
White Point Funding Inc                              95,276
-----------------------------------------------------------
Total market value of collateral securities     $10,442,986
-----------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) At May 31, 2010, the cost of securities for federal income tax purposes was approximately $1,366,855,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $91,496,000
     Unrealized depreciation                         (91,045,000)
     -----------------------------------------------------------
     Net unrealized appreciation                        $451,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
22  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2010:

                                                FAIR VALUE AT MAY 31, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks              $1,043,916,347              $--         $--        $1,043,916,347
----------------------------------------------------------------------------------------------
Total Equity Securities       1,043,916,347               --          --         1,043,916,347
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(b)               17,825,394               --          --            17,825,394
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --      305,563,766          --           305,563,766
----------------------------------------------------------------------------------------------
Total Other                      17,825,394      305,563,766          --           323,389,160
----------------------------------------------------------------------------------------------
Investments in
  Securities                  1,061,741,741      305,563,766          --         1,367,305,507
Other Financial
  Instruments(c)                     31,800               --          --                31,800
----------------------------------------------------------------------------------------------
Total                        $1,061,773,541     $305,563,766         $--        $1,367,337,307
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
24  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,043,465,431)           $1,043,916,347
  Affiliated money market fund (identified cost $17,825,394)           17,825,394
  Investments of cash collateral received for securities on loan
    (identified cost $305,563,766)                                    305,563,766
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,366,854,591)    1,367,305,507
Capital shares receivable                                                 814,073
Dividends and accrued interest receivable                                 750,142
Receivable for investment securities sold                               4,610,103
---------------------------------------------------------------------------------
Total assets                                                        1,373,479,825
---------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received $32,156)            31,800
Capital shares payable                                                    815,886
Payable for investment securities purchased                             5,883,189
Payable upon return of securities loaned                              305,563,766
Accrued investment management services fees                                20,628
Accrued distribution fees                                                 187,303
Accrued transfer agency fees                                                6,427
Accrued administrative services fees                                        1,683
Accrued plan administration services fees                                     987
Other accrued expenses                                                    118,717
---------------------------------------------------------------------------------
Total liabilities                                                     312,630,386
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,060,849,439
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,142,393
Additional paid-in capital                                          1,505,320,913
Accumulated net investment loss                                        (3,099,541)
Accumulated net realized gain (loss)                                 (442,963,446)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                              449,120
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,060,849,439
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  291,513,175
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $808,504,865           86,288,822                       $9.37(1)
Class B          $ 75,174,759            9,688,245                       $7.76
Class C          $ 12,061,547            1,553,200                       $7.77
Class I          $160,375,086           16,219,039                       $9.89
Class R2         $     59,374                6,341                       $9.36
Class R3         $     27,793                2,967                       $9.37
Class R4         $  4,639,127              479,982                       $9.67
Class R5         $      6,888                  697                       $9.88
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  2,553,707
Income distributions from affiliated money market fund                   23,642
Income from securities lending -- net                                 1,090,111
  Less foreign taxes withheld                                            (3,483)
-------------------------------------------------------------------------------
Total income                                                          3,663,977
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   3,358,936
Distribution fees
  Class A                                                               839,171
  Class B                                                               308,360
  Class C                                                                50,367
  Class R2                                                                   64
  Class R3                                                                   13
Transfer agency fees
  Class A                                                               738,183
  Class B                                                                73,785
  Class C                                                                11,374
  Class R2                                                                    6
  Class R3                                                                    3
  Class R4                                                                1,140
  Class R5                                                                    1
Administrative services fees                                            246,284
Plan administration services fees
  Class R2                                                                   32
  Class R3                                                                   13
  Class R4                                                                5,702
Compensation of board members                                            15,044
Custodian fees                                                            4,050
Printing and postage                                                     52,375
Registration fees                                                        11,620
Professional fees                                                        14,130
Other                                                                    21,424
-------------------------------------------------------------------------------
Total expenses                                                        5,752,077
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2,088,100)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              85,471,977
  Options contracts written                                             338,191
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              85,810,168
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (36,785,870)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                49,024,298
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 46,936,198
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       MAY 31, 2010  NOV. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                      $   (2,088,100)  $ (2,498,186)
Net realized gain (loss) on investments                                  85,810,168    (44,672,697)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (36,785,870)   314,466,458
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          46,936,198    267,295,575
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         45,401,931     84,770,966
  Class B shares                                                          3,431,571      7,693,358
  Class C shares                                                          2,333,387      4,435,735
  Class I shares                                                          3,463,285      7,828,873
  Class R2 shares                                                             3,257            N/A
  Class R3 shares                                                             3,583            N/A
  Class R4 shares                                                           758,138        971,861
  Class R5 shares                                                             2,500            N/A
Fund merger (Note 11)
  Class A shares                                                        241,465,257            N/A
  Class B shares                                                         25,707,970            N/A
  Class C shares                                                          1,954,084            N/A
  Class I shares                                                         90,394,897            N/A
  Class R2 shares                                                           107,046            N/A
  Class R3 shares                                                            27,194            N/A
  Class R4 shares                                                            84,060            N/A
  Class R5 shares                                                             4,711            N/A
Conversions from Class B to Class A
  Class A shares                                                             18,995     12,248,702
  Class B shares                                                            (18,995)   (12,248,702)
Payments for redemptions
  Class A shares                                                        (72,277,864)   (99,219,008)
  Class B shares                                                         (7,438,157)   (13,447,233)
  Class C shares                                                           (665,653)      (939,996)
  Class I shares                                                         (7,385,458)   (22,898,450)
  Class R2 shares                                                           (49,333)           N/A
  Class R3 shares                                                            (1,515)           N/A
  Class R4 shares                                                          (657,817)    (1,018,134)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       326,667,074    (31,822,028)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 373,603,272    235,473,547
Net assets at beginning of period                                       687,246,167    451,772,620
--------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,060,849,439   $687,246,167
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      $   (3,099,541)  $    (13,715)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED NOV. 30,
CLASS A                                              MAY 31, 2010        -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.58            $5.24       $12.32      $14.40      $14.49      $12.64
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)            (.03)        (.02)       (.05)       (.01)       (.08)
Net gains (losses)
 (both realized and unrealized)                            .81             3.37        (4.93)       1.62        (.07)       1.93
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .79             3.34        (4.95)       1.57        (.08)       1.85
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.13)      (3.65)       (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.37            $8.58        $5.24      $12.32      $14.40      $14.49
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.21%           63.74%      (48.26%)     14.40%       (.55%)     14.64%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.34%(b)         1.40%        1.16%       1.08%       1.09%       1.09%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.48%)(b)        (.42%)       (.05%)      (.40%)      (.07%)      (.57%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $809             $554         $349        $852      $1,093      $1,376
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    62%             126%          76%         87%         45%         27%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED NOV. 30,
CLASS B                                              MAY 31, 2010        -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.13            $4.39       $10.74      $13.10      $13.28      $11.68
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.07)        (.02)       (.12)       (.12)       (.19)
Net gains (losses)
 (both realized and unrealized)                            .68             2.81        (4.20)       1.41        (.05)       1.79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             2.74        (4.22)       1.29        (.17)       1.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.13)      (3.65)       (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.76            $7.13        $4.39      $10.74      $13.10      $13.28
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.84%           62.41%      (48.64%)     13.46%      (1.28%)     13.70%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.11%(b)         2.18%        1.92%       1.84%       1.87%       1.86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.25%)(b)       (1.19%)       (.81%)     (1.15%)      (.89%)     (1.35%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $75              $50          $44        $137        $207        $329
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    62%             126%          76%         87%         45%         27%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED NOV. 30,
CLASS C                                              MAY 31, 2010        -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.14            $4.39       $10.74      $13.10      $13.28      $11.68
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.07)        (.02)       (.11)       (.12)       (.18)
Net gains (losses)
 (both realized and unrealized)                            .68             2.82        (4.20)       1.40        (.05)       1.78
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             2.75        (4.22)       1.29        (.17)       1.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.13)      (3.65)       (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.77            $7.14        $4.39      $10.74      $13.10      $13.28
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.82%           62.64%      (48.63%)     13.46%      (1.28%)     13.70%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.10%(b)         2.15%        1.92%       1.84%       1.87%       1.87%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.22%)(b)       (1.20%)       (.81%)     (1.03%)      (.87%)     (1.35%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12               $8           $3          $7          $9         $12
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    62%             126%          76%         87%         45%         27%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED NOV. 30,
CLASS I                                              MAY 31, 2010        -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $9.03            $5.49       $12.75      $14.73      $14.75      $12.81
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(c)           .01          .08        (.03)        .01        (.01)
Net gains (losses)
 (both realized and unrealized)                            .86             3.53        (5.21)       1.70        (.02)       1.95
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .86             3.54        (5.13)       1.67        (.01)       1.94
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.13)      (3.65)       (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.89            $9.03        $5.49      $12.75      $14.73      $14.75
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.52%           64.48%      (48.00%)     14.86%       (.07%)     15.14%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .87%(b)          .89%         .71%        .67%        .66%        .63%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.05%)(b)         .10%         .39%       (.24%)       .10%       (.09%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $160              $71          $53         $54         $--         $43
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    62%             126%          76%         87%         45%         27%
--------------------------------------------------------------------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS R2                                           MAY 31, 2010(d)
PER SHARE DATA                                       (UNAUDITED)
Net asset value, beginning of period                     $9.78
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)
Net gains (losses) (both realized and
 unrealized)                                              (.40)
------------------------------------------------------------------
Total from investment operations                          (.42)
------------------------------------------------------------------
Net asset value, end of period                           $9.36
------------------------------------------------------------------
TOTAL RETURN                                            (4.29%)
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.64%(b)
------------------------------------------------------------------
Net investment income (loss)                            (1.02%)(b)
------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
------------------------------------------------------------------
Portfolio turnover rate                                    62%
------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                     PERIOD ENDED
CLASS R3                                           MAY 31, 2010(d)
PER SHARE DATA                                       (UNAUDITED)
Net asset value, beginning of period                     $9.78
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)
Net gains (losses) (both realized and
 unrealized)                                              (.39)
------------------------------------------------------------------
Total from investment operations                          (.41)
------------------------------------------------------------------
Net asset value, end of period                           $9.37
------------------------------------------------------------------
TOTAL RETURN                                            (4.19%)
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.39%(b)
------------------------------------------------------------------
Net investment income (loss)                             (.80%)(b)
------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
------------------------------------------------------------------
Portfolio turnover rate                                    62%
------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED NOV. 30,
CLASS R4                                             MAY 31, 2010        -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.84            $5.39       $12.58      $14.61      $14.67      $12.78
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.01)         .07        (.03)         --        (.06)
Net gains (losses)
 (both realized and unrealized)                            .84             3.46        (5.13)       1.65        (.05)       1.95
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .83             3.45        (5.06)       1.62        (.05)       1.89
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.13)      (3.65)       (.01)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.67            $8.84        $5.39      $12.58      $14.61      $14.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.39%           64.01%      (48.11%)     14.56%       (.34%)     14.79%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.18%(b)         1.19%        1.00%        .94%        .91%        .92%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.18%(b)         1.15%         .93%        .92%        .91%        .92%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.27%)(b)        (.17%)        .18%       (.25%)      (.07%)      (.40%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $4           $3          $7         $29        $203
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    62%             126%          76%         87%         45%         27%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     PERIOD ENDED
CLASS R5                                           MAY 31, 2010(d)
PER SHARE DATA                                       (UNAUDITED)
Net asset value, beginning of period                    $10.31
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)
Net gains (losses) (both realized and
 unrealized)                                              (.42)
------------------------------------------------------------------
Total from investment operations                          (.43)
------------------------------------------------------------------
Net asset value, end of period                           $9.88
------------------------------------------------------------------
TOTAL RETURN                                            (4.17%)
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .87%(b)
------------------------------------------------------------------
Net investment income (loss)                             (.27%)(b)
------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
------------------------------------------------------------------
Portfolio turnover rate                                    62%
------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Rounds to less than $0.01 per share.
(d) For the period from March 15, 2010 (when shares became publicly available) to May 31, 2010.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MAY 31, 2010)

1. ORGANIZATION

RiverSource Mid Cap Growth Fund (the Fund) is a series of RiverSource Equity Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks of mid-capitalization companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2, Class R3 and Class R5 shares became available effective March 15, 2010.

At May 31, 2010, Columbia Management investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
34  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
36  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in

--------------------------------------------------------------------------------
38  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MAY 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity                                                Options contracts
  contracts          N/A                      N/A     written, at value      $31,800
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------
RISK EXPOSURE CATEGORY                               OPTIONS
---------------------------------------------------------------------
Equity contracts                                   $(5,958,040)
---------------------------------------------------------------------



   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
---------------------------------------------------------------------
RISK EXPOSURE CATEGORY                               OPTIONS
---------------------------------------------------------------------
Equity contracts                                   $11,013,835
---------------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was approximately $300,000 at May 31, 2010. The monthly average gross notional amount for these contracts was $17.8 million for the six months ended May 31, 2010. The fair value of such contracts at May 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $371,094 for the six months ended May 31, 2010. The management fee for the six months ended May 31, 2010, was 0.79% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended May 31, 2010, was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2010, there were no expenses incurred for these particular items.


--------------------------------------------------------------------------------
40  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and education services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,744,000 and $85,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $290,287 for Class A, $12,681 for Class B and $337 for Class C for the six months ended May 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES Effective March 27, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.28%
Class B..............................................  2.06
Class C..............................................  2.04
Class I..............................................  0.81
Class R2.............................................  1.61
Class R3.............................................  1.36
Class R4.............................................  1.11
Class R5.............................................  0.86


For the period ended May 31, 2010, the waiver was not invoked since the Fund's expenses were under the cap amount.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $855,936,420 (including $325,329,557** from RiverSource Partners Aggressive Growth Fund that was acquired in the fund

** This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.

--------------------------------------------------------------------------------
42  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



merger as described in Note 11) and $556,607,332, respectively, for the six months ended May 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         MAY 31, 2010    NOV. 30, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       4,780,572       11,103,050
Fund merger                               24,549,709              N/A
Converted from Class B*                        2,082        1,558,603
Redeemed                                  (7,624,437)     (14,667,946)
----------------------------------------------------------------------
Net increase (decrease)                   21,707,926       (2,006,293)
----------------------------------------------------------------------

CLASS B
Sold                                         432,811        1,268,367
Fund merger                                3,151,835              N/A
Converted to Class A*                         (2,509)      (1,870,320)
Redeemed                                    (942,256)      (2,440,450)
----------------------------------------------------------------------
Net increase (decrease)                    2,639,881       (3,042,403)
----------------------------------------------------------------------

CLASS C
Sold                                         293,825          681,612
Fund merger                                  239,408              N/A
Redeemed                                     (83,694)        (169,151)
----------------------------------------------------------------------
Net increase (decrease)                      449,539          512,461
----------------------------------------------------------------------

CLASS I
Sold                                         340,014        1,158,418
Fund merger                                8,715,860              N/A
Redeemed                                    (714,165)      (3,008,864)
----------------------------------------------------------------------
Net increase (decrease)                    8,341,709       (1,850,446)
----------------------------------------------------------------------

CLASS R2**
Sold                                             329              N/A
Fund merger                                   10,887              N/A
Redeemed                                      (4,875)             N/A
----------------------------------------------------------------------
Net increase (decrease)                        6,341              N/A
----------------------------------------------------------------------

CLASS R3**
Sold                                             364              N/A
Fund merger                                    2,765              N/A
Redeemed                                        (162)             N/A
----------------------------------------------------------------------
Net increase (decrease)                        2,967              N/A
----------------------------------------------------------------------



--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                         MAY 31, 2010    NOV. 30, 2009
----------------------------------------------------------------------
CLASS R4
Sold                                          79,867          139,350
Fund merger                                    8,289              N/A
Redeemed                                     (66,919)        (165,397)
----------------------------------------------------------------------
Net increase (decrease)                       21,237          (26,047)
----------------------------------------------------------------------

CLASS R5**
Sold                                             243              N/A
Fund merger                                      454              N/A
----------------------------------------------------------------------
Net increase (decrease)                          697              N/A
----------------------------------------------------------------------


 * Automatic conversion of Class B shares to Class A shares based on the original purchase date.
** For the period from March 15, 2010 (when shares became publicly available) to May 31, 2010.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2010, securities valued at $291,513,175 were on loan, secured by U.S. Government securities valued at $14,829 and by cash collateral of $305,563,766 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
44  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,090,111 earned from securities lending for the six months ended May 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended May 31, 2010, are as follows:

                                                     CALLS
                                            CONTRACTS     PREMIUMS
------------------------------------------------------------------
Balance Nov. 30, 2009                             --     $      --
Opened                                         7,151       468,863
Closed                                        (6,833)     (436,707)
------------------------------------------------------------------
Balance May 31, 2010                             318     $  32,156
------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $185,749,562 and $178,533,953, respectively, for the six months ended May 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2010, can be found in the Portfolio of Investments.

10. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2010.

11. FUND MERGER

At the close of business on March 26, 2010, RiverSource Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Aggressive Growth Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of RiverSource Mid Cap Growth Fund immediately before the acquisition were $774,281,696 and the combined net assets immediately after the acquisition were $1,134,026,915.

The merger was accomplished by a tax-free exchange of 44,444,521 shares of RiverSource Partners Aggressive Growth Fund valued at $359,745,219.

In exchange for RiverSource Partners Aggressive Growth Fund shares and net assets, RiverSource Mid Cap Growth Fund issued the following number of shares:

                                                     SHARES
-------------------------------------------------------------
Class A..........................................  24,549,709
Class B..........................................   3,151,835
Class C..........................................     239,408
Class I..........................................   8,715,860
Class R2.........................................      10,887
Class R3.........................................       2,765
Class R4.........................................       8,289
Class R5.........................................         454


For financial reporting purposes, net assets received and shares issued by RiverSource Mid Cap Growth Fund were recorded at fair value; however,

--------------------------------------------------------------------------------
46  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Partners Aggressive Growth Fund's cost of investments was carried forward to align ongoing reporting of RiverSource Mid Cap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Partners Aggressive Growth Fund's net assets at the merger date were as follows:

Total net assets................................  $ 359,745,219
Capital stock...................................  $ 785,356,483
Excess of distributions over net investment
  income........................................  $    (997,726)
Accumulated net realized loss...................  $(453,589,711)
Unrealized appreciation.........................  $  28,976,173


The financial statements reflect the operations of RiverSource Mid Cap Growth Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Partners Aggressive Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Dec. 1, 2009, the RiverSource Mid Cap Growth Fund's pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the six months ended May 31, 2010 would have been $(9.0) million, $110.6 million and $93.8 million, respectively.

12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of real estate investment trust (REIT) distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $66,514,603 at Nov. 30, 2009, that if not offset by capital gains will expire as follows:

    2016           2017
$20,714,703    $45,799,900


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eight Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
48  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
50  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of

--------------------------------------------------------------------------------
52  RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  53

RIVERSOURCE MID CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6435 AC (7/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Equity Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date August 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date August 4, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 4, 2010